Investments in Unconsolidated Subsidiaries and Affiliates	12 Months Ended
Dec. 31, 2018
Equity Method Investments and Joint Ventures [Abstract]
Investments in Unconsolidated Subsidiaries and Affiliates
Investments in Unconsolidated Subsidiaries and Affiliates
A summary of investments in unconsolidated subsidiaries and affiliates as of December 31, 2018 and 2017 is as follows:

	2018	2017
	(in millions)
Equity method	$523	$555
Cost method	3	6
Total	$526	$561

A summary of the combined results of operations and financial position as reported by the investees that CNH Industrial accounts for using the equity method is as follows:

	For The Years Ended December 31,
	2018	2017	2016
	(in millions)
Net revenue	$2,875	$3,273	$3,670
Income before taxes	$150	$265	$99
Net income	$109	$198	$48

	As of December 31,
	2018	2017
	(in millions)
Total Assets	$7,789	$7,441
Total Liabilities	$6,662	$6,216
Total Equity	$1,127	$1,225

The investees included in these tables primarily consists of Al Ghazi Tractors Ltd. (43.2% ownership), Turk Traktor re Ziraat Makineteri A.S. (37.5% ownership), New Holland HFT Japan Inc. (50.0% ownership), CNH de Mexico S.A. de C.V. (50.0% ownership), CNH Industrial Capital Europe S.A.S. (49.9% ownership), Naveco (Nanjing Iveco Motor Co.) Ltd (50.0% ownership), SAIC Iveco Commercial Vehicle Investment Company Limited (50.0% ownership) and Transolver Finance Establecimiento Financiero de Credito S.A. (49.0% ownership).